Schedule of Basic and Diluted Net (loss)/income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	$ 31,552	¥ 220,649	¥ (80,976)	¥ (134,515)
Less: net loss attributable to the non-controlling interest shareholders	(834)	(5,833)	(11,396)	(7,864)
Net (loss)/income attributable to the Sound Group Inc.' s ordinary shareholders	$ 32,386	¥ 226,482	¥ (69,580)	¥ (126,651)
Denominator:
Weighted average number of ordinary shares outstanding, basic	940,749,734	940,749,734	1,026,725,421	1,078,969,851
Share options	2,809,399	2,809,399
Weighted average number of ordinary shares outstanding, diluted	943,559,133	943,559,133	1,026,725,421	1,078,969,851
Basic net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders | (per share)	$ 0.03	¥ 0.24	¥ (0.07)	¥ (0.12)
Diluted net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders | (per share)	$ 0.03	¥ 0.24	¥ (0.07)	¥ (0.12)